Document and Entity Information	3 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	Paylocity Holding Corp
Entity Central Index Key	0001591698
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer